UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 11, 2013

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       83
Form 13F Information Table Value Total:       100909
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100      48       740SH     SOLE            740
AFLAC INC                          COM            001055102      48       910SH     SOLE            910
APACHE CORP                        COM            037411105    3039     38709SH     SOLE          38709
APPLIED MATLS INC                  COM            038222105    1270    110990SH     SOLE         110990
GALLAGHER ARTHUR J                 COM            363576109      46      1340SH     SOLE           1340
BEST BUY INC                       COM            086516101     797     67220SH     SOLE          67220
BARRETT BILL CORP                  COM            06846N104     991     55700SH     SOLE          55700
BLUCORA                            COM            095229100    1065     67810SH     SOLE          67810
BP PLC                             ADR            055622104    1178     28280SH     SOLE          28280
CANADIAN NAT RES LTD               COM            136385101    3101    107700SH     SOLE         107700
CAPITAL ONE FINL CORP              COM            14040H105    1204     20780SH     SOLE          20780
CARRIZO OIL & CO INC               COM            144577103    1537     73470SH     SOLE          73470
COMPANHIA ENERGETICA DE MINA       ADR            204409601     272     25066SH     SOLE          25066
CENTURYLINK INC                    COM            156700106    1314     33577SH     SOLE          33577
CHESAPEAKE ENERGY CORP             COM            165167107    2968    178600SH     SOLE         178600
CHEVRON CORP                       COM            166764100    3028     28000SH     SOLE          28000
CHINA MOBILE LIMITED               ADR            16941M109      50       860SH     SOLE            860
COCA COLA CO                       COM            191216100      44      1220SH     SOLE           1220
COMCAST CORP                       CL A           20030N101    1266     33880SH     SOLE          33880
CONOCOPHILLIPS                     COM            20825C104    3023     52128SH     SOLE          52128
DANAHER CORP                       COM            235851102    1223     21870SH     SOLE          21870
DEVON ENERGY CORP                  COM            25179M103    2987     57400SH     SOLE          57400
EBAY INC                           COM            278642103    1275     24990SH     SOLE          24990
EXXON MOBIL                        COM            30231G102    3029     35000SH     SOLE          35000
GENERAL DYNAMICS CORP              COM            369550108      50       720SH     SOLE            720
GILEAD SCIENCES INC                COM            375558103    1304     17750SH     SOLE          17750
BLOCK H & R INC                    COM            093671105    1335     71870SH     SOLE          71870
HALLIBURTON CO                     COM            406216101    3098     89300SH     SOLE          89300
HELIX ENERGY SOLUTIONS             COM            42330P107    3217    155880SH     SOLE         155880
HESS CORP                          COM            42809H107    3069     57943SH     SOLE          57943
HONDA MOTOR LTD                    ADS            438128308     737     19940SH     SOLE          19940
HSBC HLDGS PLC                     ADR            404280406     208      3924SH     SOLE           3924
ILLINOIS TOOL WKS INC              COM            452308109      47       770SH     SOLE            770
INTEL CORP                         COM            458140100    1135     55050SH     SOLE          55050
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1169      9440SH     SOLE           9440
ITRON INC                          COM            465741106     401      9000SH     SOLE           9000
JA SOLAR HOLDINGS CO               ADR            466090206     842    197120SH     SOLE         197120
JOHNSON & JOHNSON                  COM            478160104      49       700SH     SOLE            700
KRAFT FOODS INC                    CL A           50076Q106      48      1063SH     SOLE           1063
L-3MUNICATIONS HLDGS INC           COM            502424104    1360     17750SH     SOLE          17750
LDK SOLAR CO LTD                   ADR            50183L107     224    155800SH     SOLE         155800
MATTEL INC                         COM            577081102      53      1450SH     SOLE           1450
MERCK                              COM            58933Y105      47      1140SH     SOLE           1140
MICROSOFT CORP                     COM            594918104      41      1550SH     SOLE           1550
MONDELEZ INTERNATIONAL             CL A           609207105      49      1920SH     SOLE           1920
NETEASE INC                        ADR            64110W102    4129     97040SH     SOLE          97040
NEWFIELD EXPL CO                   COM            651290108    3061    114286SH     SOLE         114286
NOBLE ENERGY INC                   COM            655044105    3107     30535SH     SOLE          30535
NOKIA CORP                         ADR            654902204     855    216422SH     SOLE         216422
NVIDIA CORP                        COM            67066G104    1050     85395SH     SOLE          85395
ORACLE CORP                        COM            68389X105    1322     39680SH     SOLE          39680
ORMAT TECHNOLOGIES INC             COM            686688102     426     22119SH     SOLE          22119
PARAMETRIC TECHNOLOGY CORP         COM            699173209    1313     58310SH     SOLE          58310
PATTERSON UTI ENERGY INC           COM            703481101    3038    163070SH     SOLE         163070
PENN VA CORP                       COM            707882106    1035    234700SH     SOLE         234700
PETROCHINA CO LTD                  ADR            71646E100     201      1400SH     SOLE           1400
PFIZER INC                         COM            717081103      52      2070SH     SOLE           2070
POWER ONE INC NEW                  COM            73930R102     464    113000SH     SOLE         113000
PROCTER & GAMBLE CO                COM            742718109      52       770SH     SOLE            770
QEP RESOURCES                      COM            74733V100    1147     37900SH     SOLE          37900
RENESOLA LTD                       ADS            75971T103     388    252000SH     SOLE         252000
RESEARCH IN MOTION LTD             COM            760975102     436     36660SH     SOLE          36660
REYNOLDS AMERICAN INC              COM            761713106      44      1060SH     SOLE           1060
ROPER INDS INC                     COM            776696106    1252     11230SH     SOLE          11230
SOHU INC                           COM            83408W103    3470     77950SH     SOLE          77950
STATE STR CORP                     COM            857477103    1371     29174SH     SOLE          29174
STONE ENERGY CORP                  COM            861642106    1670     81400SH     SOLE          81400
STR HLDGS INC                      COM            78478V100     288    114200SH     SOLE         114200
SUNCOR ENERGY INC                  COM            867224107    3080     93676SH     SOLE          93676
SUNPOWER                           COM            867652406     456     81205SH     SOLE          81205
SUNTECH PWR HLDGS CO               ADR            86800C104     378    247291SH     SOLE         247291
TAIWAN SEMICONDUCTOR MFG LTD       ADR            874039100    1313     76529SH     SOLE          76529
TD AMERITRADE HLDG CORP            COM            87236Y108    1279     76080SH     SOLE          76080
TOYOTA MOTOR CORP                  ADR            892331307     815      8740SH     SOLE           8740
TRIANGLE PETE CORP                 COM            89600B201     479     80000SH     SOLE          80000
TRINA SOLAR LIMITED                ADR            89628E104     999    230100SH     SOLE         230100
ULTRA PETROLEUM                    COM            903914109    1024     56500SH     SOLE          56500
UNIT CORP                          COM            909218109    3005     66697SH     SOLE          66697
VALERO ENERGY CORP                 COM            91913Y100    3095     90699SH     SOLE          90699
V F CORP                           COM            918204108      53       350SH     SOLE            350
VODAFONE GROUP PLC                 ADR            92857W209    1109     44045SH     SOLE          44045
WAL-MART STORES INC                COM            931142103      46       680SH     SOLE            680
YINGLI GREEN ENERGY                ADR            98584B103     321    136500SH     SOLE         136500

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